Share-Based Payments - Schedule of Option Grants (Details) - Black Scholes Model [Member] - $ / shares	Dec. 18, 2024	Sep. 30, 2024	Sep. 05, 2024	Aug. 23, 2024	May 22, 2024
Schedule of Option Grants [Line Items]
Dividend yield (%)
Expected share price volatility (%)	81.00%	82.00%	82.00%	82.00%	83.00%
Risk-free interest rate (%)	4.35%	3.58%	3.61%	3.73%	4.64%
Expected life of stock options (years)	3 years	3 years	3 years	3 years	3 years
Share price (CAD) (in Dollars per share)	$ 2.6	$ 3.03	$ 2.62	$ 3.07	$ 2.55
Exercise price (CAD) (in Dollars per share)	2.6	3.03	2.62	3.07	2.55
Fair value of options (USD) (in Dollars per share)	$ 0.92	$ 1.15	$ 1	$ 1.16	$ 0.97
Vesting period (years)	1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months	1 year 6 months
Number of options granted	600,000	7,200,000	480,000	400,000	330,000